Leases - Schedule of Operating Leases (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 48,241	$ 46,652
Lease liabilities - current	24,262	41,570
Lease liabilities - non-current	23,069
Total operating lease liabilities	$ 47,331	$ 41,570
Weighted average remaining lease term	1 year 11 months 8 days	5 months 8 days
Weighted average discount rate	3.83%	3.72%